Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,465,000
Previously Paid Amount	0.00
Total Fee Amount	224.29
Total Offset Amount	0.00
Net Fee	224.29
Narrative - Max Aggregate Offering Price	$ 1,465,000
Final Prospectus	true